Note 3 - Investment Securities Available for Sale - Amortized Cost and Fair Values of Securities Available for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Amortized cost	$ 93,631	$ 112,557
Gross unrealized gains	2,048	2,702
Gross unrealized losses	(396)	(883)
Investment securities available for sale, at fair value	95,283	114,376
US Government Agencies Debt Securities [Member]
Amortized cost	8,664	10,158
Gross unrealized gains	126	174
Gross unrealized losses	(71)	(96)
Investment securities available for sale, at fair value	8,719	10,236
US States and Political Subdivisions Debt Securities [Member]
Investment securities available for sale, at fair value	67,429	81,223
US States and Political Subdivisions Debt Securities [Member] | Taxable [Member]
Amortized cost	504	1,615
Gross unrealized gains	8	129
Gross unrealized losses		(4)
Investment securities available for sale, at fair value	512	1,740
US States and Political Subdivisions Debt Securities [Member] | Tax Exempt [Member]
Amortized cost	65,408	78,327
Gross unrealized gains	1,547	1,678
Gross unrealized losses	(38)	(522)
Investment securities available for sale, at fair value	66,917	79,483
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Amortized cost	18,640	20,128
Gross unrealized gains	157	202
Gross unrealized losses	(287)	(261)
Investment securities available for sale, at fair value	18,510	20,069
Debt Securities [Member]
Amortized cost	93,216	111,807
Gross unrealized gains	1,838	2,313
Gross unrealized losses	(396)	(883)
Investment securities available for sale, at fair value	94,658	113,237
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Amortized cost		1,579
Gross unrealized gains		130
Gross unrealized losses
Investment securities available for sale, at fair value		1,709
Equity Securities In Financial Institutions [Member]
Amortized cost	415	750
Gross unrealized gains	210	389
Gross unrealized losses
Investment securities available for sale, at fair value	$ 625	$ 1,139